Commitments and Contingencies (Details) - HCM II Acquisition Corp - USD ($)		9 Months Ended
	Aug. 19, 2024	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Underwriters option period		45 days	45 days
Share price (in Dollars per share)			$ 0.0001
Cash underwriting discount (in Dollars)		$ 10,720,000	$ 10,720,000
Deferred underwriting fee payable (in Dollars)		$ 10,720,000	$ 10,720,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Shares issued	3,000,000		3,000,000
Percentage of gross proceeds units offered		6.40%	6.40%
Deferred underwriting discount		4.40%	4.40%
Deferred underwriting fee payable (in Dollars)		$ 10,720,000	$ 10,720,000
Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Shares issued	23,000,000
Share price (in Dollars per share)	$ 10
Cash underwriting discount (in Dollars)		$ 4,000,000	$ 4,000,000
Percentage of gross proceeds units offered		2.00%	2.00%